Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Other comprehensive gain (loss), deferred income taxes	$ 850	$ 35	$ 3,578
Unrealized gain (loss) on securities, tax	314	4,711	18,575
Unrealized loss on interest rate floors, tax	473	(4,494)	(10,104)
Change in underfunded pension liability, tax	$ (1,473)	$ 125	$ 846
Cash dividends declared	$ 1.37	$ 1.36	$ 1.36
Exercise of stock options, shares	9,576	7,962	1,350
Purchase of common shares for treasury, shares	755,501	408,151	133,286